Pay vs Performance Disclosure - USD ($)		12 Months Ended			36 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

The following disclosure has been prepared in accordance with the SEC’s pay versus performance rules in Item 402(v) of Regulation S-K and does not necessarily reflect value actually realized by the named executive officers or how the Personnel & Compensation Committee evaluates compensation decisions. For discussion of how the Personnel & Compensation Committee seeks to align pay with performance when making compensation decisions, see the “Compensation Discussion & Analysis” section of this proxy statement beginning on page 25.

The following tables and related disclosures provide information about (i) the total compensation (SCT Total) of our principal executive officer (PEO) and the non-PEO named executive officers (Other NEOs) as presented in the Summary Compensation Table on page 40; (ii) the “compensation actually paid” (CAP) to our PEO and the Other NEOs, as calculated pursuant to Item 402(v) of Regulation S-K; (iii) certain financial performance measures; and (iv) the relationship of CAP to those financial performance measures.

Pay Versus Performance Table

Year (a)	Summary Compensation Table Total for PEO(1) ($) (b)	Compensation Actually Paid to PEO(2) ($) (c)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(1)(2) ($) (d)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(1)(2) ($) (e)	Value of Initial Fixed $100 Investment on December 31, 2019 Based On:		Net Income(4) ($) (millions) (h)	Pre-Tax Income(5) ($) (millions) (i)
					Total Shareholder Return(3) ($) (f)	Peer Group Total Shareholder Return(3) ($) (g)
2022	9,606,387	7,613,922	5,087,831	3,861,941	57	48	1,318	3,619
2021	12,360,420	11,616,466	6,115,487	6,028,546	68	74	280	(3,144)
2020	13,134,012	3,817,481	4,254,247	1,507,079	69	76	(12,385)	(8,881)
(1)

The PEO reflected in columns (b) and (c) is Edward H. Bastian for all years shown and the Other NEOs reflected in columns (d) and (e) represent the following individuals for each of the years shown:

2022: Glen W. Hauenstein, Alain M. Bellemare, Peter W. Carter and Daniel C. Janki

2021: Glen W. Hauenstein, Alain M. Bellemare, Peter W. Carter, Daniel C. Janki, William C. Carroll and Garrett L. Chase

2020: Glen W. Hauenstein, Peter W. Carter, Rahul D. Samant, William C. Carroll, Garrett L. Chase, Paul A. Jacobson and W. Gil West

(2)

The table below describes the adjustments, each of which is required by SEC rules, to calculate the CAP amounts from the SCT Totals of our PEO (columns (b) and (c)) and the average CAP amounts from the average SCT Totals of the Other NEOs (columns (d) and (e)). The SCT Totals and CAP amounts do not reflect the actual amount of compensation earned by or paid to our named executive officers during the applicable years.

	2022 ($)		2021 ($)		2020 ($)
Adjustments	PEO	Other NEOs Average	PEO	Other NEOs Average	PEO	Other NEOs Average
SCT Total	9,606,387	5,087,831	12,360,420	6,115,487	13,134,012	4,254,247
› (Deduct) aggregate change in actuarial present value included in SCT Total for covered fiscal year	-	-	-	-	(17,726)	(3,937)
› Add pension value attributable to covered fiscal year’s service and any change in pension value attributable to plan amendments made in covered fiscal year(a)	-	-	-	-	-	-
› (Deduct) aggregate value of stock awards and option awards included in SCT Total for covered fiscal year	(5,700,012)	(2,825,104)	(8,250,248)	(3,682,989)	(12,500,299)	(3,657,530)
› Add fair value at year-end of awards granted during covered fiscal year that are outstanding and unvested as of end of covered fiscal year	4,268,514	2,115,609	7,598,702	3,572,818	9,100,061	2,593,111
› Add/(Deduct) change in fair value as of end of covered fiscal year (from end of prior fiscal year) for awards granted in any prior fiscal year that are outstanding and unvested at end of covered fiscal year	(1,197,788)	(589,958)	332,281	85,627	(2,587,728)	(718,574)
› Add fair value at vesting date for awards that are granted and vested in the same year	-	-	-	-	-	-
› Add/(Deduct) change in fair value as of vesting date (from end of prior fiscal year) of awards granted in prior fiscal years that vested at end of or during covered fiscal year	636,821	73,563	(424,689)	(62,397)	(3,310,839)	(960,238)
› (Deduct) fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during covered fiscal year	-	-	-	-	-	-
› Add dividends or other earnings paid on awards in covered fiscal year if not otherwise included in SCT Total for covered fiscal year	-	-	-	-	-	-
CAP Amount	7,613,922	3,861,941	11,616,466	6,028,546	3,817,481	1,507,079

(a) There is no added pension service cost for any of the years shown, as the benefits were frozen in 2005. Of the Other NEOs, only Mr. Jacobson was eligible for pension benefits.

(3)

Amounts rounded to nearest whole dollar amount. The peer group used in this disclosure is the NYSE ARCA Airline Index, which is the same peer group used in Item 5 of our Form 10-K.

(4)

Reflects after-tax net income attributable to shareholders prepared in accordance with GAAP for each of the years shown.

(5)

Pre-Tax Income is the financial measure from the tabular list of Financial Performance Measures below that in Delta’s assessment represents the most important financial performance measure used by the company to link CAP for the named executive officers to Delta’s performance for the displayed years. This financial measure is also the measure used under our broad-based Profit Sharing Program, thereby aligning the interest of Delta management with our employees. Pre-Tax Income as used in this proxy statement is a non-GAAP financial measure.

Company Selected Measure Name		Pre-Tax Income
Named Executive Officers, Footnote [Text Block]
(1)

The PEO reflected in columns (b) and (c) is Edward H. Bastian for all years shown and the Other NEOs reflected in columns (d) and (e) represent the following individuals for each of the years shown:

2022: Glen W. Hauenstein, Alain M. Bellemare, Peter W. Carter and Daniel C. Janki

2021: Glen W. Hauenstein, Alain M. Bellemare, Peter W. Carter, Daniel C. Janki, William C. Carroll and Garrett L. Chase

2020: Glen W. Hauenstein, Peter W. Carter, Rahul D. Samant, William C. Carroll, Garrett L. Chase, Paul A. Jacobson and W. Gil West

Peer Group Issuers, Footnote [Text Block]					(3) Amounts rounded to nearest whole dollar amount. The peer group used in this disclosure is the NYSE ARCA Airline Index, which is the same peer group used in Item 5 of our Form 10-K.
PEO Total Compensation Amount	[1]	$ 9,606,387	$ 12,360,420	$ 13,134,012
PEO Actually Paid Compensation Amount	[2]	7,613,922	11,616,466	3,817,481
Adjustment To PEO Compensation, Footnote [Text Block]
(2)

The table below describes the adjustments, each of which is required by SEC rules, to calculate the CAP amounts from the SCT Totals of our PEO (columns (b) and (c)) and the average CAP amounts from the average SCT Totals of the Other NEOs (columns (d) and (e)). The SCT Totals and CAP amounts do not reflect the actual amount of compensation earned by or paid to our named executive officers during the applicable years.

	2022 ($)		2021 ($)		2020 ($)
Adjustments	PEO	Other NEOs Average	PEO	Other NEOs Average	PEO	Other NEOs Average
SCT Total	9,606,387	5,087,831	12,360,420	6,115,487	13,134,012	4,254,247
› (Deduct) aggregate change in actuarial present value included in SCT Total for covered fiscal year	-	-	-	-	(17,726)	(3,937)
› Add pension value attributable to covered fiscal year’s service and any change in pension value attributable to plan amendments made in covered fiscal year(a)	-	-	-	-	-	-
› (Deduct) aggregate value of stock awards and option awards included in SCT Total for covered fiscal year	(5,700,012)	(2,825,104)	(8,250,248)	(3,682,989)	(12,500,299)	(3,657,530)
› Add fair value at year-end of awards granted during covered fiscal year that are outstanding and unvested as of end of covered fiscal year	4,268,514	2,115,609	7,598,702	3,572,818	9,100,061	2,593,111
› Add/(Deduct) change in fair value as of end of covered fiscal year (from end of prior fiscal year) for awards granted in any prior fiscal year that are outstanding and unvested at end of covered fiscal year	(1,197,788)	(589,958)	332,281	85,627	(2,587,728)	(718,574)
› Add fair value at vesting date for awards that are granted and vested in the same year	-	-	-	-	-	-
› Add/(Deduct) change in fair value as of vesting date (from end of prior fiscal year) of awards granted in prior fiscal years that vested at end of or during covered fiscal year	636,821	73,563	(424,689)	(62,397)	(3,310,839)	(960,238)
› (Deduct) fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during covered fiscal year	-	-	-	-	-	-
› Add dividends or other earnings paid on awards in covered fiscal year if not otherwise included in SCT Total for covered fiscal year	-	-	-	-	-	-
CAP Amount	7,613,922	3,861,941	11,616,466	6,028,546	3,817,481	1,507,079
					(a) There is no added pension service cost for any of the years shown, as the benefits were frozen in 2005. Of the Other NEOs, only Mr. Jacobson was eligible for pension benefits.
Non-PEO NEO Average Total Compensation Amount	[1],[2]	5,087,831	6,115,487	4,254,247
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2]	$ 3,861,941	6,028,546	1,507,079
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)

The table below describes the adjustments, each of which is required by SEC rules, to calculate the CAP amounts from the SCT Totals of our PEO (columns (b) and (c)) and the average CAP amounts from the average SCT Totals of the Other NEOs (columns (d) and (e)). The SCT Totals and CAP amounts do not reflect the actual amount of compensation earned by or paid to our named executive officers during the applicable years.

	2022 ($)		2021 ($)		2020 ($)
Adjustments	PEO	Other NEOs Average	PEO	Other NEOs Average	PEO	Other NEOs Average
SCT Total	9,606,387	5,087,831	12,360,420	6,115,487	13,134,012	4,254,247
› (Deduct) aggregate change in actuarial present value included in SCT Total for covered fiscal year	-	-	-	-	(17,726)	(3,937)
› Add pension value attributable to covered fiscal year’s service and any change in pension value attributable to plan amendments made in covered fiscal year(a)	-	-	-	-	-	-
› (Deduct) aggregate value of stock awards and option awards included in SCT Total for covered fiscal year	(5,700,012)	(2,825,104)	(8,250,248)	(3,682,989)	(12,500,299)	(3,657,530)
› Add fair value at year-end of awards granted during covered fiscal year that are outstanding and unvested as of end of covered fiscal year	4,268,514	2,115,609	7,598,702	3,572,818	9,100,061	2,593,111
› Add/(Deduct) change in fair value as of end of covered fiscal year (from end of prior fiscal year) for awards granted in any prior fiscal year that are outstanding and unvested at end of covered fiscal year	(1,197,788)	(589,958)	332,281	85,627	(2,587,728)	(718,574)
› Add fair value at vesting date for awards that are granted and vested in the same year	-	-	-	-	-	-
› Add/(Deduct) change in fair value as of vesting date (from end of prior fiscal year) of awards granted in prior fiscal years that vested at end of or during covered fiscal year	636,821	73,563	(424,689)	(62,397)	(3,310,839)	(960,238)
› (Deduct) fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during covered fiscal year	-	-	-	-	-	-
› Add dividends or other earnings paid on awards in covered fiscal year if not otherwise included in SCT Total for covered fiscal year	-	-	-	-	-	-
CAP Amount	7,613,922	3,861,941	11,616,466	6,028,546	3,817,481	1,507,079
					(a) There is no added pension service cost for any of the years shown, as the benefits were frozen in 2005. Of the Other NEOs, only Mr. Jacobson was eligible for pension benefits.
Compensation Actually Paid vs. Total Shareholder Return [Text Block]

CAP vs. Company/Peer Group Total Shareholder Return

Compensation Actually Paid vs. Net Income [Text Block]

CAP vs. GAAP Net Income

Compensation Actually Paid vs. Company Selected Measure [Text Block]

CAP vs. Pre-Tax Income (non-GAAP)

Tabular List [Table Text Block]

Most Important Financial Performance Measures

The list below represents, in Delta’s assessment, the most important performance measures used to link CAP for the named executive officers to company performance for 2022. For further information regarding these financial performance measures and their function in Delta’s executive compensation program, see “Compensation Discussion and Analysis—Elements of Compensation—Performance Measure Selection” beginning on page 32.

Financial Performance Measures
Cumulative Free Cash Flow (non-GAAP)
Earnings per Share (non-GAAP)
Pre-Tax Income (non-GAAP) (Company-Selected Measure)
Total Revenue Per Available Seat Mile (TRASM) (non-GAAP)

Total Shareholder Return Amount	[3]	$ 57	68	69
Peer Group Total Shareholder Return Amount	[3]	48	74	76
Net Income (Loss)	[4]	$ 1,318,000,000	$ 280,000,000	$ (12,385,000,000)
Company Selected Measure Amount	[5]	3,619,000,000	(3,144,000,000)	(8,881,000,000)
PEO Name					Edward H. Bastian
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Cumulative Free Cash Flow (non-GAAP)
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Earnings per Share (non-GAAP)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Pre-Tax Income (non-GAAP) (Company-Selected Measure)
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Total Revenue Per Available Seat Mile (TRASM) (non-GAAP)
PEO [Member] | (Deduct) aggregate change in actuarial present value included in SCT Total for covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				$ (17,726)
PEO [Member] | (Deduct) aggregate value of stock awards and option awards included in SCT Total for covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (5,700,012)	$ (8,250,248)	(12,500,299)
PEO [Member] | Add fair value at year-end of awards granted during covered fiscal year that are outstanding and unvested as of end of covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		4,268,514	7,598,702	9,100,061
PEO [Member] | Add/(Deduct) change in fair value as of end of covered fiscal year (from end of prior fiscal year) for awards granted in any prior fiscal year that are outstanding and unvested at end of covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,197,788)	332,281	(2,587,728)
PEO [Member] | Add/(Deduct) change in fair value as of vesting date (from end of prior fiscal year) of awards granted in prior fiscal years that vested at end of or during covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		636,821	(424,689)	(3,310,839)
Non-PEO NEO [Member] | (Deduct) aggregate change in actuarial present value included in SCT Total for covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(3,937)
Non-PEO NEO [Member] | (Deduct) aggregate value of stock awards and option awards included in SCT Total for covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(2,825,104)	(3,682,989)	(3,657,530)
Non-PEO NEO [Member] | Add fair value at year-end of awards granted during covered fiscal year that are outstanding and unvested as of end of covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,115,609	3,572,818	2,593,111
Non-PEO NEO [Member] | Add/(Deduct) change in fair value as of end of covered fiscal year (from end of prior fiscal year) for awards granted in any prior fiscal year that are outstanding and unvested at end of covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(589,958)	85,627	(718,574)
Non-PEO NEO [Member] | Add/(Deduct) change in fair value as of vesting date (from end of prior fiscal year) of awards granted in prior fiscal years that vested at end of or during covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 73,563	$ (62,397)	$ (960,238)

[1]
(1)

The PEO reflected in columns (b) and (c) is Edward H. Bastian for all years shown and the Other NEOs reflected in columns (d) and (e) represent the following individuals for each of the years shown:

2022: Glen W. Hauenstein, Alain M. Bellemare, Peter W. Carter and Daniel C. Janki

2021: Glen W. Hauenstein, Alain M. Bellemare, Peter W. Carter, Daniel C. Janki, William C. Carroll and Garrett L. Chase

2020: Glen W. Hauenstein, Peter W. Carter, Rahul D. Samant, William C. Carroll, Garrett L. Chase, Paul A. Jacobson and W. Gil West

[2]
(2)

The table below describes the adjustments, each of which is required by SEC rules, to calculate the CAP amounts from the SCT Totals of our PEO (columns (b) and (c)) and the average CAP amounts from the average SCT Totals of the Other NEOs (columns (d) and (e)). The SCT Totals and CAP amounts do not reflect the actual amount of compensation earned by or paid to our named executive officers during the applicable years.

	2022 ($)		2021 ($)		2020 ($)
Adjustments	PEO	Other NEOs Average	PEO	Other NEOs Average	PEO	Other NEOs Average
SCT Total	9,606,387	5,087,831	12,360,420	6,115,487	13,134,012	4,254,247
› (Deduct) aggregate change in actuarial present value included in SCT Total for covered fiscal year	-	-	-	-	(17,726)	(3,937)
› Add pension value attributable to covered fiscal year’s service and any change in pension value attributable to plan amendments made in covered fiscal year(a)	-	-	-	-	-	-
› (Deduct) aggregate value of stock awards and option awards included in SCT Total for covered fiscal year	(5,700,012)	(2,825,104)	(8,250,248)	(3,682,989)	(12,500,299)	(3,657,530)
› Add fair value at year-end of awards granted during covered fiscal year that are outstanding and unvested as of end of covered fiscal year	4,268,514	2,115,609	7,598,702	3,572,818	9,100,061	2,593,111
› Add/(Deduct) change in fair value as of end of covered fiscal year (from end of prior fiscal year) for awards granted in any prior fiscal year that are outstanding and unvested at end of covered fiscal year	(1,197,788)	(589,958)	332,281	85,627	(2,587,728)	(718,574)
› Add fair value at vesting date for awards that are granted and vested in the same year	-	-	-	-	-	-
› Add/(Deduct) change in fair value as of vesting date (from end of prior fiscal year) of awards granted in prior fiscal years that vested at end of or during covered fiscal year	636,821	73,563	(424,689)	(62,397)	(3,310,839)	(960,238)
› (Deduct) fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during covered fiscal year	-	-	-	-	-	-
› Add dividends or other earnings paid on awards in covered fiscal year if not otherwise included in SCT Total for covered fiscal year	-	-	-	-	-	-
CAP Amount	7,613,922	3,861,941	11,616,466	6,028,546	3,817,481	1,507,079
(a) There is no added pension service cost for any of the years shown, as the benefits were frozen in 2005. Of the Other NEOs, only Mr. Jacobson was eligible for pension benefits.
[3]	(3) Amounts rounded to nearest whole dollar amount. The peer group used in this disclosure is the NYSE ARCA Airline Index, which is the same peer group used in Item 5 of our Form 10-K.
[4]	(4) Reflects after-tax net income attributable to shareholders prepared in accordance with GAAP for each of the years shown.
[5]
(5)
Pre-Tax Income is the financial measure from the tabular list of Financial Performance Measures below that in Delta’s assessment represents the most important financial performance measure used by the company to link CAP for the named executive officers to Delta’s performance for the displayed years. This financial measure is also the measure used under our broad-based Profit Sharing Program, thereby aligning the interest of Delta management with our employees. Pre-Tax Income as used in this proxy statement is a non-GAAP financial measure.